STATEMENTS OF OPERATIONS (Parenthetical) - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
Shares surrendered to company for cancellation		875,000	875,000
Common shares, shares outstanding	2,000,000	2,000,000	2,000,000